BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 58.9%
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.5%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		$221,819	(a)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,338,181	(b)

Total Diversified Telecommunication Services					1,560,000

Media - 5.3%
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	1,370,000		1,434,253	(a)(b)
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	2,640,000		2,856,705	(a)
Gray Television Inc., Senior Notes	5.125%	10/15/24	2,315,000		2,395,064	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		737,216	(a)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000		2,061,670	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		289,342	(b)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000		2,114,610	(a)(b)
TEGNA Inc., Senior Notes	4.625%	3/15/28	1,400,000		1,409,625	(a)(b)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	2,730,000		2,736,825	(a)(b)

Total Media					16,035,310

Wireless Telecommunication Services - 3.7%
Altice France SA, Senior Notes	3.375%	1/15/28	1,190,000	EUR	1,343,170	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,330,000		2,375,086	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	5,760,000		6,051,283	(a)
Ypso Finance Bis SA, Senior Notes	6.000%	2/15/28	1,515,000		1,504,653	(b)(c)

Total Wireless Telecommunication Services					11,274,192

TOTAL COMMUNICATION SERVICES					28,869,502

CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.1%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	2,950,000		3,163,845	(a)

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	5.125%	6/1/29	340,000		362,695

Hotels, Restaurants & Leisure - 0.7%
Scientific Games International Inc., Senior Notes	6.625%	5/15/21	1,374,000		1,384,855	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	745,000		768,065	(a)(b)

Total Hotels, Restaurants & Leisure					2,152,920

Leisure Products - 0.8%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	2,515,000		2,476,558	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.7%
PetSmart Inc., Senior Notes	7.125%	3/15/23	805,000	$803,994	(a)(b)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,185,000	4,304,691	(a)(b)

Total Specialty Retail				5,108,685

Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,542,536	(a)

TOTAL CONSUMER DISCRETIONARY				15,807,239

CONSUMER STAPLES - 1.1%
Food Products - 0.9%
BRF SA, Senior Notes	3.950%	5/22/23	1,225,000	1,248,477	(a)(b)
BRF SA, Senior Notes	4.875%	1/24/30	1,275,000	1,306,875	(a)(b)

Total Food Products				2,555,352

Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	4.700%	5/19/21	655,000	669,574	(a)

TOTAL CONSUMER STAPLES				3,224,926

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Denbury Resources Inc., Secured Notes	9.000%	5/15/21	1,535,000	1,446,354	(a)(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	1,345,000	1,387,179	(a)(b)

TOTAL ENERGY				2,833,533

FINANCIALS - 18.5%
Banks - 9.7%
Banco Bradesco SA, Senior Notes	2.850%	1/27/23	1,445,000	1,454,754	(b)
Banco Macro SA, Senior Notes (6.750% to 11/4/2021 then USD 5 year ICE Swap Rate + 5.463%)	6.750%	11/4/26	370,000	321,103	(b)(d)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	16,686,324	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	181,049
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	660,870	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	10,087,709	(a)

Total Banks				29,391,809

Capital Markets - 7.8%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,261,449	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	17,161,510
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,120,603

Total Capital Markets				23,543,562

Consumer Finance - 0.6%
Ally Financial Inc., Senior Notes	4.250%	4/15/21	1,870,000	1,917,872	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp., Senior Notes	3.875%	2/15/27	480,000	$487,800	(b)(c)

Insurance - 0.2%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	735,000	761,019	(a)

TOTAL FINANCIALS				56,102,062

HEALTH CARE - 5.2%
Health Care Providers & Services - 1.1%
DaVita Inc., Senior Notes	5.000%	5/1/25	1,360,000	1,395,653	(a)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	1,260,000	1,278,037	(a)
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	605,172	(a)(b)

Total Health Care Providers & Services				3,278,862

Pharmaceuticals - 4.1%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,440,000	1,484,215	(a)(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	650,000	733,889	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	1,100,000	1,121,791	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	3,000,000	3,116,355	(a)(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,478,191	(a)(b)
Perrigo Finance Unlimited Co., Senior Notes	3.900%	12/15/24	1,390,000	1,466,142	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	1,460,628	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,554,048	(a)

Total Pharmaceuticals				12,415,259

TOTAL HEALTH CARE				15,694,121

INDUSTRIALS - 3.3%
Airlines - 0.6%
Air Canada, Senior Notes	7.750%	4/15/21	1,735,000	1,844,131	(a)(b)

Commercial Services & Supplies - 0.7%
Pitney Bowes Inc., Senior Notes	4.125%	10/1/21	2,200,000	2,248,708	(a)

Industrial Conglomerates - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	1,725,000	1,813,931

Machinery - 0.5%
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,409,409	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000	$349,690	(b)
Navios South American Logistics Inc./ Navios Logistics Finance US Inc., Senior Notes	7.250%	5/1/22	1,385,000	1,361,195	(b)

Total Marine				1,710,885

Road & Rail - 0.4%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	1,104,410	(a)

TOTAL INDUSTRIALS				10,131,474

INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 2.0%
CommScope Inc., Senior Notes	5.000%	6/15/21	153,000	153,444	(b)
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,389,622	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	640,000	672,401	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,332,000	(b)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,364,025	(b)

Total Communications Equipment				5,911,492

Semiconductors & Semiconductor Equipment - 0.4%
Qorvo Inc., Senior Notes	5.500%	7/15/26	1,220,000	1,292,436	(a)

Software - 0.7%
NortonLifeLock Inc., Senior Notes	5.000%	4/15/25	2,190,000	2,237,050	(a)(b)

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,250,000	1,315,625	(a)(b)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,191,924	(a)(b)

Total Technology Hardware, Storage & Peripherals				2,507,549

TOTAL INFORMATION TECHNOLOGY				11,948,527

MATERIALS - 7.0%
Chemicals - 0.4%
Tronox Inc., Senior Notes	6.500%	4/15/26	1,095,000	1,092,290	(a)(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,650,000	$2,775,875	(a)(b)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	1,465,000	1,516,275	(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	2,725,000	2,786,571	(a)(b)
Sealed Air Corp., Senior Notes	4.875%	12/1/22	1,200,000	1,266,375	(a)(b)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000	1,244,875	(a)(b)

Total Containers & Packaging				9,589,971

Metals & Mining - 3.0%
AK Steel Corp., Senior Secured Notes	7.500%	7/15/23	1,735,000	1,805,120	(a)
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	740,000	719,650	(a)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	1,880,000	1,737,778	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	536,000	536,750	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	2,780,000	2,777,999	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	640,000	636,934	(a)(b)
Steel Dynamics Inc., Senior Notes	5.250%	4/15/23	990,000	1,006,142

Total Metals & Mining				9,220,373

Paper & Forest Products - 0.4%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	1,250,000	1,300,519	(a)(b)

TOTAL MATERIALS				21,203,153

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000	921,001	(a)
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000	1,188,175	(a)(b)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	870,000	912,715	(a)(b)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.250%	12/1/21	2,080,000	2,097,680	(a)(b)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000	2,850,689	(a)

TOTAL REAL ESTATE				7,970,260

UTILITIES - 1.7%
Electric Utilities - 0.6%
DPL Inc., Senior Notes	7.250%	10/15/21	1,305,000	1,387,084	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	487,716	(a)(b)

Total Electric Utilities				1,874,800

Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000	685,219	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.9%
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		$1,528,615	(a)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		996,086	(a)

Total Independent Power and Renewable Electricity Producers					2,524,701

TOTAL UTILITIES					5,084,720

TOTAL CORPORATE BONDS & NOTES (Cost - $162,987,516)					178,869,517

SOVEREIGN BONDS - 41.0%
Brazil - 14.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	10,106,122
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	34,114,328

Total Brazil					44,220,450

India - 6.8%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	20,461,498

Indonesia - 10.8%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	65,100,000,000	IDR	5,191,790
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,000,000,000	IDR	4,054,669
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	120,400,000,000	IDR	10,075,950
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	69,800,000,000	IDR	5,632,561
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	96,900,000,000	IDR	7,781,183

Total Indonesia					32,736,153

Mexico - 8.0%
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	24,335,711

Turkey - 0.8%
Turkey Government International Bond, Senior Notes	5.750%	5/11/47	2,630,000		2,544,262

TOTAL SOVEREIGN BONDS (Cost - $132,125,917)					124,298,074

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 20.8%
Alba PLC, 2007-1 C (3 mo. GBP LIBOR + 0.290%)	1.084%	3/17/39	845,616	GBP	1,044,252	(d)(f)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.271%	2/15/50	44,093,376		2,653,566	(d)
Bancaja FTA, 7 C (3 mo. EURIBOR + 0.780%)	0.372%	11/25/36	2,233,933	EUR	2,476,699	(d)(f)
Bancaja FTA, 7 D (3 mo. EURIBOR + 2.500%)	2.092%	11/25/36	855,772	EUR	959,324	(d)(f)
Bancaja FTA, 9 D (3 mo. EURIBOR + 2.500%)	2.100%	9/25/43	800,000	EUR	878,943	(d)(f)
Bancaja FTA, 10 C (3 mo. EURIBOR + 0.500%)	0.094%	5/22/50	500,000	EUR	461,764	(d)(f)
BANK, 2017-BNK4 XA, IO	1.584%	5/15/50	4,697,202		357,168	(d)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B1 (1 mo. USD LIBOR + 3.900%)	5.561%	9/25/48	1,500,000		$1,652,580	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	9.411%	9/25/48	5,000,000		6,004,375	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	12.661%	10/25/48	1,850,000		2,599,676	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA4 B2 (1 mo. USD LIBOR + 6.250%)	7.911%	10/25/49	860,000		925,335	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	5.761%	3/25/31	2,000,000		2,214,881	(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	5.061%	10/25/39	910,000		940,264	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	4.942%	1/25/40	1,025,000		1,040,406	(b)(d)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. EURIBOR + 2.100%)	1.707%	1/18/49	1,600,000	EUR	1,574,901	(d)(f)
FREMF Mortgage Trust, 2014-K715 C	4.258%	2/25/46	3,100,000		3,150,116	(b)(d)
FREMF Mortgage Trust, 2015-K720 C	3.509%	7/25/22	1,760,000		1,781,847	(b)(d)
FREMF Mortgage Trust, 2015-K721 C	3.681%	11/25/47	2,330,000		2,387,887	(b)(d)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.648%	2/10/46	14,490,636		545,120	(d)
Hipocat FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	7/15/38	2,100,000	EUR	2,111,488	(d)(f)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	1,600,000	EUR	1,166,657	(d)(f)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	7,400,000	EUR	5,023,806	(d)(f)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.371%	11/15/45	400,000		437,697	(d)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 D	4.260%	5/15/46	700,000		$720,965	(b)(d)
Multifamily Connecticut Avenue Securities Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	4.911%	10/15/49	440,000		463,530	(b)(d)
Newgate Funding PLC, 2006-3X CB (3 mo. EURIBOR + 0.450%)	0.049%	12/1/50	632,609	EUR	646,612	(d)(f)
Paragon Mortgages PLC, 11X CB (3 mo. EURIBOR + 0.900%)	0.511%	10/15/41	2,877,392	EUR	3,086,884	(d)(f)
Paragon Mortgages PLC, 13X C1B (3 mo. EURIBOR + 0.780%)	0.391%	1/15/39	5,495,531	EUR	5,711,924	(d)(f)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.487%	6/12/44	1,207,922	EUR	1,287,846	(d)(f)
RMAC Securities No 1 PLC, 2006-NS4X M1A (3 mo. GBP LIBOR + 0.270%)	1.049%	6/12/44	712,769	GBP	897,414	(d)(f)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%, 0.000% floor)	0.000%	2/17/50	2,007,892	EUR	2,088,474	(d)(f)
TDA CAM FTA, 9 B (3 mo. EURIBOR + 0.400%)	0.014%	4/28/50	1,300,000	EUR	1,261,942	(d)(f)
TDA FTA, 24 A1 (3 mo. EURIBOR + 0.130%, 0.000% floor)	0.000%	6/22/40	100,954	EUR	111,830	(d)(f)
TDA FTA, 27 A3 (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	12/28/50	1,400,000	EUR	1,371,531	(d)(f)
TDA Ibercaja 2 Fondo de Titulizacion de Activos, 2 D (3 mo. EURIBOR + 1.500%)	1.114%	10/26/42	367,525	EUR	391,157	(d)(f)
WaMu Commercial Mortgage Securities Trust, 2007-SL3 J	4.807%	3/23/45	1,085,000		1,020,468	(b)(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.249%	4/15/45	29,071,886		839,102	(b)(d)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.581%	8/15/46	64,046,629		801,217	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $61,816,396)					63,089,648

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.7%
U.S. Government Obligations - 11.7%
U.S. Treasury Bonds	3.375%	11/15/48	10,300,000		13,385,373
U.S. Treasury Bonds	2.875%	5/15/49	9,545,000		11,372,346
U.S. Treasury Bonds	2.375%	11/15/49	9,890,000		10,696,653

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $32,396,179)					35,454,372

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - 0.3%
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $1,089,641)	2.351%	5/25/35	1,087,620		$1,093,457	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $390,415,649)					402,805,068

SHORT-TERM INVESTMENTS - 17.4%
SOVEREIGN BONDS - 12.9%
Egypt Treasury Bills	10.650%	3/10/20	311,750,000	EGP	19,519,386	(g)
Egypt Treasury Bills	6.696%	3/17/20	312,575,000	EGP	19,622,719	(g)

TOTAL SOVEREIGN BONDS (Cost - $38,974,308)					39,142,105

			SHARES
MONEY MARKET FUNDS - 4.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $13,622,341)	1.462%		13,622,341		13,622,341

TOTAL SHORT-TERM INVESTMENTS (Cost - $52,596,649)					52,764,446

TOTAL INVESTMENTS - 150.1% (Cost - $443,012,298)					455,569,514
Mandatory Redeemable Preferred Stock, at Liquidation Value - (19.8)%					(60,000,000)
Liabilities in Excess of Other Assets - (30.3)%					(92,119,148)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$303,450,366

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
USD	— Unified School District

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini Nasdaq 100 Index	24	3/20	$4,372,021	$4,318,920	$(53,101)
E-mini Russell 2000 Index	82	3/20	6,803,499	6,620,270	(183,229)

Net unrealized depreciation on open futures contracts					$(236,330)

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	94,300,000	USD	4,963,709	Citibank N.A.	2/18/20	$13,608
USD	29,909,868	MXN	586,700,000	Citibank N.A.	2/18/20	(1,057,173)
MXN	50,400,000	USD	2,679,245	JPMorgan Chase & Co.	2/18/20	(19,046)
AUD	19,880,000	USD	13,641,519	HSBC Securities Inc.	2/28/20	(327,142)
AUD	33,000,000	USD	22,589,490	Morgan Stanley & Co. Inc.	2/28/20	(488,160)
USD	12,700,225	AUD	18,970,000	Morgan Stanley & Co. Inc.	2/28/20	(4,690)
NZD	21,080,000	USD	13,740,998	HSBC Securities Inc.	3/5/20	(109,052)
USD	13,838,225	NZD	21,080,000	HSBC Securities Inc.	3/5/20	206,279
EUR	17,490,000	USD	19,472,173	HSBC Securities Inc.	3/11/20	(26,426)
USD	29,830,612	EUR	26,794,000	HSBC Securities Inc.	3/11/20	40,484
USD	7,083,037	EUR	6,360,000	JPMorgan Chase & Co.	3/11/20	11,856
USD	1,393,293	EUR	1,250,000	National Australia Bank Ltd.	3/11/20	3,517
USD	265,460	EUR	240,000	UBS Securities LLC	3/11/20	(1,377)
USD	19,246,640	INR	1,376,000,000	Barclays Bank PLC	3/13/20	50,967

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	14,240,000,000	USD	18,069,919	HSBC Securities Inc.	3/13/20	$(286,774)
JPY	2,450,000,000	USD	22,704,042	Citibank N.A.	4/8/20	(6,991)
USD	22,327,755	JPY	2,450,000,000	Goldman Sachs Group Inc.	4/8/20	(369,296)
USD	2,838,893	BRL	11,600,000	HSBC Securities Inc.	4/9/20	139,831
USD	18,129,496	THB	554,400,000	JPMorgan Chase & Co.	4/17/20	313,451
USD	9,274,236	NZD	14,150,000	Goldman Sachs Group Inc.	4/22/20	117,827
NZD	14,150,000	USD	9,369,904	HSBC Securities Inc.	4/22/20	(213,495)
GBP	3,360,000	USD	4,389,588	Citibank N.A.	4/23/20	57,175
GBP	8,160,000	USD	10,660,428	Citibank N.A.	4/23/20	138,852
USD	1,763,674	GBP	1,350,000	Citibank N.A.	4/23/20	(22,972)
USD	18,296,042	CAD	23,910,000	Goldman Sachs Group Inc.	4/24/20	229,379
USD	21,411,999	IDR	294,400,000,000	JPMorgan Chase & Co.	4/27/20	21,003

Total						$(1,588,365)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
THB	— Thai Baht
USD	— United States Dollar

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$1,250,000	6/20/21	0.176%	5.000% quarterly	$83,442	$80,249	$3,193
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	2,550,000	6/20/21	1.413%	5.000% quarterly	125,148	127,525	(2,377)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	2,390,000	6/20/22	0.321%	5.000% quarterly	264,025	239,838	24,187
Citibank N.A. (Rite Aid Corp., 7.700%, due 2/15/27)	1,320,000	6/20/20	2.477%	5.000% quarterly	12,869	(1,132)	14,001
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	0.610%	5.000% quarterly	246,902	225,320	21,582
JPMorgan Chase & Co. (AK Steel Corp., 7.000%,due 3/15/27)	1,280,000	6/20/20	0.367%	5.000% quarterly	23,060	17,686	5,374

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION1 (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	$1,245,000	6/20/21	1.621%	5.000% quarterly	$57,581	$68,496	$(10,915)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.585%	1.000% quarterly	7,969	(30,288)	38,257
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	0.585%	1.000% quarterly	11,832	(44,996)	56,828
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	0.729%	1.000% quarterly	7,281	(23,642)	30,923

Total	$15,400,000				$840,109	$659,056	$181,053

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report	13

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-k and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

15

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$178,869,517	—	$178,869,517
Sovereign Bonds	—	124,298,074	—	124,298,074
Collateralized Mortgage Obligations	—	63,089,648	—	63,089,648
U.S. Government & Agency Obligations	—	35,454,372	—	35,454,372
Asset-Backed Securities	—	1,093,457	—	1,093,457

Total Long-Term Investments	—	402,805,068	—	402,805,068

Short-Term Investments†:
Sovereign Bonds	—	39,142,105	—	39,142,105
Money Market Funds	$13,622,341	—	—	13,622,341

Total Short-Term Investments	13,622,341	39,142,105	—	52,764,446

Total Investments	$13,622,341	$441,947,173	—	$455,569,514

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,344,229	—	$1,344,229
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	840,109	—	840,109

Total Other Financial Instruments	—	$2,184,338	—	$2,184,338

Total	$13,622,341	$444,131,511	—	$457,753,852

17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$236,330	—	—	$236,330
Forward Foreign Currency Contracts	—	$2,932,594	—	2,932,594

Total	$236,330	$2,932,594	—	$3,168,924

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

18